UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/29/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Union National Bank & Trust Company of Souderton
Address: P.O. Box 64197, Trust Department

         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Darren G. Johnson
Title:     Trust Officer
Phone:     (215) 721-2549

Signature, Place, and Date of Signing:

     /s/  Darren G. Johnson     Souderton, PA     July 30, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $192,178 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                COM                 001957109     1896    86192 SH       OTHER                   39573    46619        0
Abbott Laboratories         COM                 002824100      226     4700 SH       OTHER                    3900      800        0
American Express Co         COM                 025816109      343     8852 SH       OTHER                    4900     3952        0
American Home Products      COM                 026609107      458     7800 SH       OTHER                    4880     2920        0
American Intl Group Inc     COM                 026874107    12187   143355 SH       OTHER                   55646    87709        0
Amgen                       COM                 031162100      452     7450 SH       OTHER                    5150     2300        0
AOL Time Warner Inc         COM                 00184A105     1744    32900 SH       OTHER                   13960    18940        0
Bank America Corp Com       COM                 060505104      290     4825 SH       SOLE                     4225      600        0
Bellsouth Corp              COM                 079860102     1003    24914 SH       OTHER                   13858    11056        0
BP Amoco PLC                COM                 055622104      773    15497 SH       OTHER                   11093     4404        0
Bristol Meyers Squibb Co    COM                 110122108     4474    85554 SH       OTHER                   33280    52274        0
Calpine Corp                COM                 131347106      767    20300 SH       OTHER                    9200    11100        0
Cardinal Health Inc         COM                 14149Y108      720    10430 SH       SOLE                     4730     5700        0
Chevron Corp                COM                 166751107     2436    26915 SH       OTHER                   10165    16750        0
Cisco Systems Inc           COM                 17275R102     2331   128100 SH       OTHER                   82030    46070        0
Citigroup Inc               COM                 172967101     3208    60713 SH       OTHER                   33447    27266        0
Coca Cola CO                COM                 191216100     1641    36470 SH       OTHER                   12040    24430        0
Colgate Palmolive Co        COM                 194162103     3330    56450 SH       OTHER                   35250    21200        0
Corning Inc                 COM                 219350105      444    26570 SH       OTHER                   11355    15215        0
Du Pont DE Nemours Ei CO    COM                 263534109     3686    76400 SH       OTHER                   28880    47520        0
Duke Energy Corp            COM                 264399106     1100    28200 SH       OTHER                    7700    20500        0
EMC Corporation             COM                 268648102      756    25850 SH       OTHER                   14790    11060        0
Energy East Corp            COM                 29266M109      209    10012 SH       OTHER                    3352     6660        0
Enron Corp                  COM                 293561106     2926    59596 SH       OTHER                   23130    36466        0
Exelon Corp                 COM                 30161N101     1520    23703 SH       OTHER                   22821      882        0
Exxon Mobil Corp Com        COM                 30231G102    10958   125447 SH       OTHER                   66995    58452        0
Federal National Mortgage   COM                 313586109     3877    45600 SH       OTHER                   15820    29780        0
First Union Corp            COM                 337358105     7677   219721 SH       OTHER                   66768   152953        0
General Electric Co         COM                 369604103    21066   432131 SH       OTHER                  197321   234810        0
General Motors Corp         COM                 370442105      323     5025 SH       OTHER                    2473     2552        0
Glaxo Smithkline PLC        COM                 37733W105      416     7400 SH       OTHER                     491     6909        0
Harleysville National Corp  COM                 412850109     5894   127428 SH       OTHER                   23874   103554        0
Harleysville Savings Finanl COM                 412865107      592    37542 SH       OTHER                   12991    24551        0
Hewlett Packard CO          COM                 428236103      320    11200 SH       OTHER                    2800     8400        0
Home Depot Inc              COM                 437076102     1229    26400 SH       OTHER                   14200    12200        0
Intel Corp                  COM                 458140100     5116   174900 SH       OTHER                   89500    85400        0
Intl Business Machines Corp COM                 459200101     6135    54288 SH       OTHER                   23818    30470        0
J  P  Morgan Chase & CO Com COM                 46625H100      587    13172 SH       OTHER                    5493     7679        0
Johnson & Johnson           COM                 478160104     9084   181670 SH       OTHER                   68800   112870        0
Lucent Technologies Inc     COM                 549463107      827   133199 SH       OTHER                   51139    82060        0
Manulife Financial Corp     COM                 56501R106      270     9669 SH       SOLE                      990     8679        0
MBNA Corporation            COM                 55262L100      234     7087 SH       OTHER                    7087        0        0
McGraw Hill Inc             COM                 580645109     2905    43920 SH       OTHER                   17620    26300        0
Mellon Financial Corp       COM                 58551A108      471    10505 SH       OTHER                    5385     5120        0
Merck & Co Inc              COM                 589331107     9072   141945 SH       OTHER                   71335    70610        0
Microsoft Corporation       COM                 594918104    10366   142000 SH       OTHER                   52225    89775        0
Morgan Stanley Dean Witter  COM                 617446448     7790   121281 SH       OTHER                   51681    69600        0
National Penn Bancshares    COM                 637138108      308    15215 SH       OTHER                   15215        0        0
Nokia Corp Ads              COM                 654902204     1549    69800 SH       OTHER                   32300    37500        0
Oracle Systems Corporation  COM                 68389X105      322    16960 SH       OTHER                   10250     6710        0
Pfizer Inc                  COM                 717081103      471    11760 SH       OTHER                    7291     4469        0
PNC Bank Corp               COM                 693475105     1400    21274 SH       OTHER                   12651     8623        0
PPG Industries Inc          COM                 693506107      352     6704 SH       OTHER                    6704        0        0
PPL Corporation             COM                 69351T106     6374   115886 SH       OTHER                   81249    34637        0
Procter & Gamble CO         COM                 742718109     4349    68172 SH       OTHER                   23962    44210        0
Progress Financial Corp     COM                 743266108      155    19500 SH       SOLE                    19500        0        0
Public Service Enterprise   COM                 744573106     1384    28306 SH       OTHER                   27056     1250        0
Qwest Communications        COM                 749121109      235     7369 SH       OTHER                    5659     1710        0
Royal Bancshares Of PA      COM                 780081105      194    10475 SH       SOLE                    10475        0        0
Royal Dutch Petroleum NY    COM                 780257804      446     7650 SH       OTHER                    5250     2400        0
SBC Communications          COM                 78387G103     2582    64465 SH       OTHER                   24595    39870        0
Schering-Plough Corp        COM                 806605101      225     6200 SH       SOLE                     5890      310        0
Schlumberger Ltd            COM                 806857108      976    18540 SH       OTHER                    6590    11950        0
Sun Microsystems Inc        COM                 866810104      714    45436 SH       OTHER                   25872    19564        0
Target Corp                 COM                 87612E106     2184    63110 SH       OTHER                   34964    28146        0
TCPI Inc                    COM                 87233W105        1    20000 SH       SOLE                    20000        0        0
Texaco Inc                  COM                 881694103     2546    38200 SH       OTHER                    5950    32250        0
Unitedhealth Group Inc      COM                 91324P102      445     7200 SH       SOLE                     2700     4500        0
Verizon Communications      COM                 92343V104     3805    71117 SH       OTHER                   29244    41873        0
Viacom Inc Class A          COM                 925524100      514     9700 SH       OTHER                    4900     4800        0
Wal-Mart Stores Inc         COM                 931142103     2638    54050 SH       OTHER                   23000    31050        0
Walgreen CO                 COM                 931422109     1043    30280 SH       OTHER                   13530    16750        0
Walt Disney Company         COM                 254687106     2202    76225 SH       OTHER                   27445    48780        0
Wells Fargo & Company New   COM                 949746101      348     7500 SH       OTHER                    3110     4390        0
Worldcom Inc GA New         COM                 98157D106      287    20181 SH       OTHER                   11407     8774        0